BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 26, 2020
Business Acquisitions Accounted for Using Purchase Method

We completed the following business combinations in fiscal 2020 and 2019, which were accounted for using the purchase method (in thousands).

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	November 10, 2020	$27,274 cash paid for 100% asset purchase and estimated contingent consideration	$17,894	$9,380	Construction
Atlantic Prefab, Inc.; Exterior Designs, LLC; and Patriot Building Systems, LLC (these are affiliated companies through common former ownership)

Based in Wilton, New Hampshire, Atlantic Prefab produces prefabricated steel wall panels and light gauge metal trusses. The company’s steel component and prefinished wall panel lines are new, value-added product additions for UFP Construction that help shorten project timelines. Exterior Designs is a leading installer of siding and exterior cladding such as fiber cement, ACM (aluminum composite material) panels, phenolic panels, and EIFS (exterior insulation and finish systems). The company is based in Londonderry, New Hampshire, and serves commercial and multi-family clients throughout the Northeast. Also based in Londonderry, Patriot Building Systems provides commercial and multi-family framing services in the Northeast and will focus on markets not currently served by companies of UFP Industries. The companies had combined annual sales of approximately $28 million.

	October 1, 2020	$7,936 cash paid for 100% asset purchase and estimated contingent consideration	$7,222	$714	Retail
Fire Retardant Chemical Technologies, LLC (FRCT)

Founded in 2014 and based in Matthews, North Carolina, FRCT’s business includes a research and development laboratory specializing in developing and testing a wide range of high-performance chemicals, including fire retardants and water repellants. The company had annual sales of approximately $6.4 million.

	September 30, 2020	$4,465 cash paid for 100% asset purchase and estimated contingent consideration	$4,607	$(142)	Other
Enwrap Logistic & Packaging S.r.l. (Enwrap)

Enwrap is a newly formed company dedicated to the logistics and packaging business of its predecessor, Job Service S.p.A. Headquartered in Milan, Italy, Enwrap provides high-value, mixed material industrial packaging and logistics services through eight locations in Italy. These locations generated annual sales of approximately $14 million.

	July 14, 2020	$19,136 cash paid for 100% asset purchase and estimated contingent consideration	$13,098	$6,038	Industrial
T&R Lumber Company ("T&R")

A manufacturer and distributor of a range of products used primarily by nurseries, including plastic growing containers, pots and trays; wooden stakes; trellises; tree boxes; shipping racks; and other nursery supplies based in Rancho Cucamonga, California. T&R had annual sales of approximately $31 million. The acquisition of T&R will allow us to leverage their expertise using our national manufacturing capacity to grow our agricultural product offerings and customer base across the country.

	March 13, 2020	$21,787 cash paid for 100% asset purchase and estimated contingent consideration	$19,098	$2,689	Construction
Quest Design & Fabrication and Quest Architectural Millwork ("Quest")

A designer, fabricator, and installer of premium millwork and case goods for a variety of commercial uses. Quest had annual sales of approximately $22 million. The acquisition of Quest expands our architectural millwork capabilities and expertise in our commercial construction business unit, and will allow us to use our national manufacturing capacity to grow and diversify our sales to this end market

	September 16, 2019	$12,422 cash paid for 100% asset purchase	$7,464	$4,958	Industrial
Pallet USA, LLC ("Pallet USA")

A manufacturer and recycler of wood pallet and crating products in the Midwest. Pallet USA had annual sales of approximately $18 million. The acquisition of Pallet USA allows us to expand our capacity to manufacture wood-based industrial packaging products and offer new services to customers in the Midwest.

	August 12, 2019	$17,809 cash paid for 100% asset purchase and estimated contingent consideration	$8,089	$9,720	Retail
Northwest Painting, Inc. ("Northwest")

A supplier of pre-painted building materials, including composite lap siding, soffit, panels and trim to the Western U.S. Northwest had annual sales of approximately $14 million. The acquisition of Northwest will expand our capacity to produce coated siding and trim for customers in the Northwest and Mountain West regions.

	May 1, 2019	$7,168 cash paid for 100% asset purchase and estimated contingent consideration	$6,180	$988	Industrial
Wolverine Wood Products, Inc. ("Wolverine")

A manufacturer of wood panel components for furniture, store fixtures and case goods manufacturers. Wolverine had annual sales of approximately $5 million. The acquisition of Wolverine allows us to expand capacity to produce value-added wood components for customers in the Midwest.

Acquired Intangible Assets

At December 26, 2020, the amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in thousands):

	Non-							Intangibles -
	Compete	Customer						Tax
	Agreements	Relationships		Tradename		Goodwill		Deductible
Atlantic Prefab	$—	$2,684	*	$—	*	$2,684	*	$5,368
Exterior Designs	—	4,294	*	—	*	4,294	*	8,588
Patriot Building Systems	—	1,968	*	—	*	1,971	*	3,939
FRCT	—	3,579	*	—	*	3,643	*	7,222
Enwrap	—	3,582	*	—	*	4,441	*	8,023
T&R	—	6,549	*	—	*	6,549	*	13,098
Quest	—	9,145	*	—	*	9,953	*	19,098
Pallet USA	—	1,409		1,909		4,146		7,464
Northwest	—	4,500		1,000		2,790		8,290
Wolverine	—	3,209		865		2,106		6,180

*(estimate)